Non-Current Liability (Details Textual)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD
Liabilities, Noncurrent [Abstract]
Accrued interest amount payable to a shareholder			165,153
Loan Payable	$ 50,000	50,000
Interest payable, percentage	12.00%	8.00%
Loan payable due date	February 21, 2014	September 30, 2014